Share-based payments - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Liabilities from share-based payment transactions beginning balance	R 3,150	R 5,275	R 2,887
Share-based payment obligation on acquisition/deconsolidation of subsidiary	1,807	3,150	5,275
Fair value (gain)/loss on obligations	(814)	(1,589)	2,155
Cash settled share-based payments paid	(751)	(637)	(272)
Foreign currency translation	(2)	8	7
Liabilities from share-based payment transactions end balance	1,807	3,150	5,275
Current portion of cash-settled share-based payment obligations	(121)	(432)	(284)
Non-current portion of cash-settled share-based payment obligations	1,686	2,718	4,991
Keliber
Share-based payments
Liabilities from share-based payment transactions beginning balance	31	14
Share-based payment obligation on acquisition/deconsolidation of subsidiary	0	31	14
Cash-settled share-based payments expense		(11)	39
Liabilities from share-based payment transactions end balance	0	31	14
Bapo Ba Mogale Community Trust
Share-based payments
Liabilities from share-based payment transactions beginning balance	0	251
Share-based payment obligation on acquisition/deconsolidation of subsidiary	0	0	251
Liabilities from share-based payment transactions end balance	0	0	251
Rustenburg operation
Share-based payments
Fair value (gain)/loss on obligations	(649)	(346)	1,190
Marikana
Share-based payments
Fair value (gain)/loss on obligations	(165)	(1,243)	965
Share-Based Payment Arrangements other than BEE transaction
Share-based payments
Liabilities from share-based payment transactions beginning balance	269	431
Share-based payment obligation on acquisition/deconsolidation of subsidiary	280	269	431
Derecognition with deemed disposal of interest in joint operation	0	(15)	0
Cash-settled share-based payments expense	224	77	233
Liabilities from share-based payment transactions end balance	280	269	431
Fair value gain/(loss) on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Rustenburg operation
Share-based payments
Liabilities from share-based payment transactions beginning balance	2,466	3,112
Share-based payment obligation on acquisition/deconsolidation of subsidiary	1,286	2,466	3,112
Liabilities from share-based payment transactions end balance	1,286	2,466	3,112
Fair value gain/(loss) on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana
Share-based payments
Liabilities from share-based payment transactions beginning balance	415	1,732
Share-based payment obligation on acquisition/deconsolidation of subsidiary	241	415	1,732
Liabilities from share-based payment transactions end balance	241	415	1,732
Sibanye-Stillwater 2020 to 2024 Share Plans (cash-settled scheme)
Share-based payments
Expense from cash-settled share-based payment transactions	R 224	R 88	R 194